7. Convertible Debenture	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
7. Convertible Debenture

On December 22, 2014 the Company closed a financing of $3.5 million consisting of 1,555,556 units, whereby each unit included i) the right to convert, at any time, into one share of common stock at a price of $2.25; ii) one Class C warrant entitling the holder to purchase one share of common stock at a price of $3.00; iii) one Class D warrant entitling the holder to purchase one share of common stock at a price of $3.50 and iv) a pro-rata share of potential performance warrants.

The convertible debenture is for a term of three years from the date of issue and has an interest rate of 8% per annum, payable quarterly in arrears in either cash, shares of common stock, or a combination of cash and shares of common stock. The Company has the right to repurchase the convertible debenture upon notice at any time after the first twelve months.

The Class C and Class D warrants have a term of four years and are each entitled to purchase one-fourth of a share of common stock. In total the Company issued 388,889 Class C warrants and 388,889 Class D warrants related to the convertible debenture.

The Company will issue a maximum of 450,000 performance warrants, each entitling the holders to purchase shares of common stock for cash at the then current market price, dependent on the number of subscribers the Company has as at December 31, 2016. The number of performance warrants issued will be a ratio with 450,000 performance warrants being issued if there is less than 5 million subscribers and no performance warrants if there are more than 15 million subscribers.

Proceeds received from the convertible debentures were allocated between the convertible debenture and the warrants based on their relative fair values. The resulting discount for the warrants is amortized using the effective interest method over the life of the debentures. The relative fair value of Class C and Class D warrants resulted in a discount of $598,500 at the date of issuance. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible debentures was determined to result in a beneficial conversion feature. The beneficial conversion feature has a relative fair value of $302,994 at the date of issuance and will be amortized over the term of the convertible debenture. The beneficial conversion feature discount is amortized using the effective interest method over the life of the debentures. The amortization of the debt discount is included as interest expense in the consolidated statement of operations.

A total of 1,711,112 share of common stock have been reserved for the potential conversion of the convertible debenture.